Note 4 - Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases, Rent Expense, Net	$ 492	$ 490	$ 492